Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	[2]	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit after tax		£ 7,056	[1]	£ 2,461		£ 3,354
Currency translation reserve
Currency translation differences	[4]	(131)	[3]	(473)	[3]	(544)
Fair value through other comprehensive income reserve movements relating to debt securities
Net (losses)/gains from changes in fair value		(1,668)		2,902		2,901
Net gains transferred to net profit on disposal		(305)		(295)		(502)
Net (gains)/losses relating to (releases of) impairment		(8)		2		1
Net gains/(losses) due to fair value hedging		1,354		(2,000)		(2,172)
Other movements		0		0		(5)
Tax		198		(155)		(57)
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		(2,280)		1,299		724
Net gains transferred to net profit		(1,173)		(510)		(277)
Tax		1,025		(216)		(105)
Other		0		5	[3]	16
Other comprehensive (loss)/income that may be recycled to profit or loss		(2,988)		559		(20)
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		1,298		(80)		(280)
Fair value through other comprehensive income reserve movements relating to equity instruments		141		(262)		(95)
Own credit		(106)		(810)		(316)
Tax		(563)		198		150
Other comprehensive income/(loss) not recycled to profit or loss		770		(954)		(541)
Other comprehensive loss for the year		(2,218)		(395)		(561)
Total comprehensive income for the year		4,838	[3]	2,066	[3]	2,793
Attributable to:
Equity holders of the parent		4,791		1,988		2,713
Non-controlling interests		47		78		80
Total comprehensive income for the year		£ 4,838	[3]	£ 2,066	[3]	£ 2,793

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[4]	Includes £26m loss (2020: £17m gain; 2019: £15m loss) on recycling of currency translation differences to net profit.